Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified			3 Months Ended
	Mar. 31, 2013 Seahawk	Apr. 27, 2011 Seahawk	Mar. 31, 2013 Earliest Tax Year Open For Examination [Member]	Mar. 31, 2013 Earliest Tax Year Open For Examination [Member] TRINIDAD	Mar. 31, 2013 Latest Tax Year Open For Examination [Member]	Mar. 31, 2013 Latest Tax Year Open For Examination [Member] TRINIDAD	Mar. 31, 2013 Latest Tax Year Open For Examination [Member] TODCO
Income Tax Contingency [Line Items]
Open tax year			2006	2006	2012	2012	2004
Net operating losses available		$ 186.7
Tax credit carryforward, amount		17.1
Tax basis of assets acquired		70.0
Deferred tax assets, net of valuation allowance	37.7
Deferred tax assets, gross	56.9
Deferred tax assets, valuation allowance	$ 19.2